UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Tax-Free Trust of Arizona
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 6/30/10

Date of reporting period: 12/31/10

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2010

A tax-free income investment

Serving Arizona Investors For More Than Two Decades Tax-Free Trust of Arizona “Getting All the Pieces to Fit”

February, 2011

Dear Fellow Shareholder:

Like a jigsaw puzzle piece, Tax-Free Trust of Arizona’s portfolio manager must decide whether any municipal bond under consideration for addition to the Trust’s portfolio has the potential to fit correctly into place. Otherwise, the addition might distort the overall picture.

Specifically, any bond under consideration must “fit” in terms of the principal amount, quality, maturity, liquidity and sector diversification.

For example, let’s say the Trust has $500,000 to invest. The portfolio manager must first find bonds available for purchase in the marketplace within that size range. Then, it must be decided whether to purchase one bond for the full amount of $500,000, several $100,000 offerings or some other combination. If the portfolio already possesses a significant holding in “Issuer A,” the portfolio manager may decide to purchase a smaller additional offering so as not to overweight the portfolio in that particular issuer.

The bonds available for purchase must also be looked at in terms of quality, maturity and sector diversification. As you know, the municipal bonds in Tax-Free Trust of Arizona must be rated investment grade – within the top four credit ratings assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) like Moody’s or Standard & Poor’s – or, if unrated, must be determined to be of comparable quality. The portfolio is also managed to have an intermediate maturity (as of December 31, 2010, the Trust’s average maturity was 13.32 years) and a reasonable degree of diversification among varying projects.

So, if both a transportation and a school bond are available with identical maturities and quality rating, the portfolio manager may decide for sector diversification purposes

NOT A PART OF THE SEMI-ANNUAL REPORT

to purchase the transportation bond if the portfolio already contains a sufficient amount of school bonds.

The last piece of the puzzle is an ongoing attempt to keep the overall portfolio functioning smoothly, such that when one bond is removed, another complementary one is sought in an effort to keep the “picture just right”.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (20.1%)	and Fitch	Value
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement
	District
$2,420,000	6.250%, 01/01/29	NR/A-/NR	$2,256,408
	Bullhead City Parkway Improvement District
850,000	6.100%, 01/01/11	A3/NR/NR	850,000
815,000	6.100%, 01/01/12	A3/NR/NR	822,726
	Coconino & Yavapai Counties Joint Unified School
	District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,016,000
	Flagstaff Improvement District (Aspen Place Sawmill)
2,500,000	5.000%, 01/01/32	Aa3/NR/NR	2,327,200
	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,043,830
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	A1/A/NR	337,241
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	680,729
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	952,450
	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	2,740,170
	Graham Co. Unified School District No. 4 (Thatcher)
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR/NR	406,820
	Greenlee Co. School District No. 18 (Morenci)
150,000	5.000%, 07/01/11	Baa1/NR/NR	152,532
	Maricopa Co. Elementary School District No. 8
	(Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,017,161
	Maricopa Co. Elementary School District No. 38
	(Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+/NR	769,223
	Maricopa Co. Elementary School District No. 68
	(Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	3,333,930

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Maricopa Co. High School District No. 210 (Phoenix
	Union)
$2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AA+/NR	$2,535,638
	Maricopa Co. Unified School District No. 24 (Gila
	Bend)
760,000	5.500%, 07/01/22	NR/NR/NR*	671,506
	Maricopa Co. Unified School District No. 48
	(Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,120,075
650,000	3.000%, 07/01/15	Aa1/AA/NR	674,934
500,000	4.000%, 07/01/16	Aa1/AA/NR	542,520
	Maricopa Co. Unified School District No. 69
	(Paradise Valley)
1,000,000	5.300%, 07/01/11 NPFG Insured	Aa2/A+/AA	1,021,310
	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+/NR	2,404,068
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured .	NR/A+/AA-	1,319,292
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,575,540
	Maricopa Co. Unified School District No. 90 (Saddle
	Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR/BBB+	1,235,040
	Maricopa Co. Unified School District No. 95 (Queen
	Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	485,780
	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,242,739
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AA+/NR	1,021,500
	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,230,850
	Navajo Co. Unified School District No. 6 (Heber-
	Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA+/NR	511,910
	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 FGIC-NPFG Insured	NR/NR/NR*	544,070
	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA/NR	1,211,780

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Phoenix, Arizona (continued)
$1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	$1,516,098
1,000,000	5.375%, 07/01/20	Aa1/AAA/NR	1,059,740
	Pima Co. Unified School District No.1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA+/NR	1,555,920
	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	1,017,290
	Pinal Co. Elementary School District No. 4 (Casa
	Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA+/NR	982,257
	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A/NR	1,503,285
	Pinal Co. Unified School District No. 20 (Maricopa)
1,000,000	4.500%, 07/01/29 AGMC Insured	Aa3/AA+/NR	908,130
	Pinal Co. Unified School District No. 21 (Coolidge)
1,500,000	5.125%, 07/01/28 AGMC Insured	NR/AA+/NR	1,510,770
	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	480,280
	Prescott Valley Sewer Collection Improvement District
80,000	7.900%, 01/01/12	NR/A/NR	83,188
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB/BBB+	1,407,285
	Scottsdale, Arizona
3,140,000	5.000%, 07/01/19	Aaa/AAA/AAA	3,223,555
	Show Low Improvement District No. 6
950,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	935,132
	Tempe, Arizona
1,015,000	5.400%, 07/01/11	Aa1/AAA/AAA	1,039,817
2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,675,704
1,000,000	4.500%, 07/01/24	Aa1/AAAAAA	1,027,750
	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR/NR	1,500,870
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	791,350
	Total General Obligation Bonds		62,273,393

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (80.0%)	and Fitch	Value
	Airport Revenue Bonds (3.2%)
	Phoenix Civic Improvement Corp. Airport Revenue
	Bonds
$1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	$1,092,370
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,073,510
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-/NR	2,195,182
1,000,000	5.250%, 07/01/33	A1/A+/NR	970,460
3,700,000	5.000%, 07/01/33	Aa3/AA-/NR	3,592,959
	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR/A	917,830
	Total Airport Revenue Bonds		9,842,311

	Basic Service Revenue Bonds (17.7%)
	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,147,610
	Arizona Transportation Board Revenue Bonds
2,000,000	5.000%, 07/01/22	Aaa/AAA/NR	2,135,600
2,000,000	5.000%, 07/01/23	Aa1/AAA/AA	2,121,340
1,000,000	5.250%, 07/01/24	Aaa/AAA/NR	1,065,800
1,000,000	5.000%, 07/01/28	Aaa/AAA/NR	1,027,640
1,500,000	5.000%, 07/01/31	Aaa/AAA/NR	1,515,855
3,755,000	5.000%, 07/01/33	Aaa/AAA/NR	3,761,947
	Buckeye Excise Tax Revenue Bonds
500,000	5.900%, 08/01/20 AMBAC Insured (pre-refunded)	NR/A+/NR	507,035
	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR/NR	441,197
1,835,000	5.000%, 04/01/21 AMBAC Insured	A1/NR/AA	1,895,188
1,435,000	5.000%, 04/01/28	NR/AA/AA-	1,418,555
	Chino Valley Pledged Revenue
1,000,000	4.750%, 08/01/31 AGMC Insured	NR/AA+/NR	935,130
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,721,035
2,000,000	5.000%, 07/01/28 AMBAC Insured	Aa3/AA/NR	2,037,420
	Glendale Western Loop 101 Public Facilities Excise
	Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A1/AA/NR	1,029,830

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Basic Service Revenue Bonds (continued)
	Goodyear Water and Sewer Revenue
$1,250,000	5.375%, 07/01/30	A2/A-/NR	$1,224,137
	Greater Arizona Development Authority Revenue
	Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,028,060
2,000,000	5.000%, 08/01/28	A1/AA-/NR	1,896,800
1,200,000	5.500%, 08/01/29	A1/AA-/NR	1,235,556
1,200,000	5.000%, 08/01/29	A1/AA-/NR	1,117,428
	Phoenix Civic Improvement Corp. Wastewater
	Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA/NR	1,692,630
	Phoenix Civic Improvement Corp. Water System
	Revenue
2,000,000	5.000%, 07/01/25	Aa2/AAA/NR	2,110,320
	Phoenix Street & Highway User Revenue Bonds
180,000	6.250%, 07/01/11	Aa3/AA/NR	180,673
100,000	6.250%, 07/01/11 NPFG Insured	Aa3/NR/NR	100,374
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/A/NR	2,744,206
	Puerto Rico Highway & Transportation Revenue
	Bonds
2,000,000	5.500%, 07/01/19 AGMC Insured	Aa3/AA+/NR	2,179,560
	Rio Nuevo Facilities District (Tucson) Excise Tax
	Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA+/A	1,660,485
	Scottsdale Municipal Property Corp. Water & Sewer
	Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,056,560
	Scottsdale Preserve Authority Excise Tax Revenue
	Bond
1,185,000	5.250%, 07/01/18	Aa2/AA+/AA+	1,207,385
1,255,000	5.250%, 07/01/19	Aa2/AA+/AA+	1,278,205
	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA/NR	2,216,260
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,008,690
	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa2/AA-/AA	2,354,770

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Basic Service Revenue Bonds (continued)
	Yuma Municipal Property Corp. Sales Tax Revenue
$1,500,000	4.500%, 07/01/25	A1/AA-/AA-	$1,392,495
	Yuma Municipal Property Corp. Utility System
	Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	716,737
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	517,915
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,019,970
	Total Basic Service Revenue Bonds		54,700,398

	Higher Education Revenue Bonds (5.8%)
	Arizona Board of Regents-Northern Arizona
	University System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+/NR	1,149,431
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+/NR	1,369,500
2,500,000	5.000%, 06/01/38	A1/A+/NR	2,304,100
	Arizona Board of Regents-University of Arizona
	System Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA/NR	2,482,451
1,000,000	5.000%, 06/01/33	Aa2/AA/NR	985,380
	Cochise Co. Community College District Revenue
	Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR/NR	1,823,137
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR/NR	1,879,275
	Glendale Industrial Development Authority
	(Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	585,887
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,089,487
500,000	5.750%, 05/15/21 (pre-refunded)	NR/AAA/NR	514,915
1,000,000	5.000%, 05/15/35	NR/A-/A	882,310
	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,072,880
	Mohave Co. Community College District Revenue
	Bonds
470,000	4.850%, 03/01/15 AMBAC Insured	NR/NR/NR*	470,710

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education Revenue Bonds (continued)
	Yavapai Co. Community College District Revenue
	Bonds
$220,000	6.000%, 07/01/12	NR/A/NR	$225,405
	Total Higher Education Revenue Bonds		17,834,868

	Hospital Revenue Bonds (20.6%)
	Arizona Health Facilities Authority (Banner Health)
1,500,000	5.000%, 01/01/25	NR/A+/AA-	1,471,890
2,985,000	5.375%, 01/01/32	NR/A+/AA-	2,927,927
	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	471,755
	Arizona Health Facilities Authority (Northern Arizona
	Healthcare System)
540,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-/NR	541,318
	Arizona Health Facilities Authority (Phoenix
	Children’s Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR/NR*	1,062,260
	Arizona Health Facilities Authority (Samaritan Health)
1,750,000	5.625%, 12/01/15 NPFG Insured ETM	NR/A/NR	1,941,152
	Arizona Health Facilities Authority (Yavapai Regional
	Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR/AA+	1,480,980
	Arizona Health Facilities Authority Hospital System
	(John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB/NR	1,465,460
	Flagstaff Industrial Development Authority (Northern
	Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,652,076
	Glendale Industrial Development Authority (John C.
	Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB/NR	953,950
1,000,000	4.700%, 12/01/28	NR/BBB/NR	840,040
1,500,000	5.000%, 12/01/35	NR/BBB/NR	1,248,225
2,000,000	5.000%, 12/01/42	NR/BBB/NR	1,609,580

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Hospital Revenue Bonds (continued)
	Maricopa Co. Hospital Revenue (Sun Health)
$3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	$3,818,083
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,605,000
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,360,152
	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph's Hospital)
1,790,000	5.000%, 07/01/21	A2/A/A+	1,790,215
2,300,000	5.375%, 07/01/23	A2/A/A+	2,341,262
9,240,000	5.250%, 07/01/32	A2/A/A+	8,656,679
	Mesa Industrial Development Authority (Lutheran
	Health System)
850,000	5.000%, 01/01/19 NPFG Insured	Baa1/A+/AA-	852,168
	Phoenix Industrial Development Authority (John C.
	Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AA+/NR	1,272,934
	Scottsdale Industrial Development Authority
	(Scottsdale Healthcare System)
745,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR/NR*	784,224
1,000,000	5.000%, 09/01/18	A3/A-/A-	1,053,870
5,000,000	5.250%, 09/01/30	A3/A-/A-	4,885,800
5,000,000	5.800%, 12/01/31 (pre-refunded)	NR/NR/NR*	5,292,650
1,500,000	5.000%, 09/01/35 AGMC Insured	Aa3/AA+/A-	1,378,785
	University Medical Center Hospital Revenue Bonds
5,000,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,409,100
500,000	6.500%, 07/01/39	Baa1/BBB+/NR	525,250
	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
710,000	5.125%, 12/01/13 AGMC Insured	Aa3/AA+/BBB+	711,981
500,000	6.000%, 08/01/33	Baa2/NR/BBB+	500,445
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,188,050
	Yuma Co. Industrial Development Authority (Yuma
	Regional Medical Center)
1,220,000	5.500%, 08/01/18 AGMC Insured (pre-refunded)	Aa3/AAA/NR	1,267,690
1,500,000	5.500%, 08/01/19 AGMC Insured (pre-refunded)	Aa3/AAA/NR	1,558,635
	Total Hospital Revenue Bonds		63,919,586

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Lease Revenue Bonds (15.5%)
	Arizona School Facilities Board Certificates of
	Participation Lease Revenue Bonds
$3,000,000	5.500%, 09/01/23	A1/A+/NR	$3,123,270
	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	2,999,970
	Cave Creek Certificates of Participation Lease
	Revenue Bonds
365,000	5.750%, 07/01/19	NR/A/NR	366,843
	Downtown Phoenix Hotel Corp. Lease Revenue
	Bonds
2,760,000	5.250%, 07/01/26 FGIC Insured	Baa1/BBB-/NR	2,397,088
	Gilbert Public Facilities Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	4.900%, 07/01/21 AMBAC Insured	Aa2/AA/AA	1,018,100
850,000	5.000%, 07/01/23	Aa2/AA/NR	891,939
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,299,050
	Gilbert Water Resource Municipal Property Corp.
	Lease Revenue Bonds
1,980,000	4.900%, 04/01/19	NR/NR/A+	1,992,137
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+/A+	1,942,980
	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	Aa3/AA-/NR	1,032,200
	Green Valley Municipal Property Corp. Lease
	Revenue Bonds
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,177,675
	Marana Municipal Property Corp. Lease Revenue
1,505,000	5.125%, 07/01/28	NR/AA/AA-	1,492,975
	Mohave Co. Industrial Development Authority
	Correctional Facilities Lease Revenue
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,111,400
	Navajo Co. Municipal Property Corp. Lease Revenue
	Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR/NR*	947,960
	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA/NR	982,390
1,000,000	4.750%, 06/01/39	NR/AA/NR	888,850

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Lease Revenue Bonds (continued)
	Oro Valley Municipal Property Corp.
$1,000,000	5.000%, 07/01/23 NPFG Insured	Baa1/AA-/AA-	$1,008,130
	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured
	(converts to 5.50% coupon on 7/01/13)	Aa3/AA/NR	942,360
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to
	5.50% coupon on 7/01/13)	Aa1/AA+/NR	1,875,240
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	1,816,780
2,000,000	zero coupon, 07/01/33 NPFG FGIC Insured	Aa3/AA/NR	1,762,600
	Pinal Co. Certificates of Participation Lease Revenue
	Bonds
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,296,021
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,060,618
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,363,704
	Pinetop Fire District Certificates of Participation
	Lease Revenue Bonds
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,008,990
	Puerto Rico Public Buildings Authority
1,000,000	5.250%, 07/01/13 XLCA Insured	A3/BBB-/NR	1,068,710
2,000,000	7.000%, 07/01/21	A3/BBB-/NR	2,176,580
	Scottsdale Municipal Property Corp. Excise Tax
	Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to
	4.50% coupon on 07/01/13)	Aa1/AAA/AAA	2,734,770
	Sierra Vista Municipal Property Corp. Lease Revenue
	Bonds
1,000,000	4.000%, 01/01/21	A1/AA/AA-	971,090
	State of Arizona Certificates of Participation lease
	Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA+/NR	1,997,720
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	300,219
	Total Lease Revenue Bonds		48,048,359

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Mortgage Revenue Bonds (7.6%)
	Agua Fria Ranch Community Facilities District
$600,000	5.800%, 07/15/30**	NR/NR/NR*	$486,306
	Arizona Capital Facilities Finance Corp. Arizona
	State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR/NR	985,250
	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24**	NR/NR/NR*	390,300
500,000	5.000%, 07/15/27 AMBAC Insured	A1/NR/NR	507,935
	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,803,980
	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds(National
	Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AA+/NR	1,464,294
	Maricopa Co. Industrial Development Authority
	Single Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA/NR	4,111,939
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA/NR	3,073,957
508,515	5.650%, 07/01/39 AMT GNMA Insured	Aaa/NR/NR	511,963
	Phoenix Industrial Development Authority Single
	Family Mortgage Revenue
80,000	5.350%, 06/01/20 AMT GNMA Insured	NR/AAA/NR	79,998
	Phoenix & Pima Co. Industrial Development Authority
	Single Family Mortgage
625,000	5.800%, 12/01/39 AMT GNMA Insured	Aaa/NR/NR	638,594
	Phoenix/Pima/Maricopa Co. Industrial Development
	Authority Single Family Mortgage Revenue
274,134	5.500%, 12/01/38 AMT GNMA Insured	Aaa/NR/NR	275,634
	Pima Co. Industrial Development Authority Single
	Family Mortgage Revenue
100,000	6.500%, 02/01/17	A2/NR/NR	100,041
	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	458,980
930,000	6.050%, 07/15/32	NR/NR/NR*	786,148

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Mortgage Revenue Bonds (continued)
	South Campus Project Arizona State University
	Student Housing
$1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/A/NR	$1,217,460
	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/A/NR	1,073,500
	Sundance Community Facilities District
1,145,000	5.125%, 07/15/30	A3/BBB-/NR	954,495
	Tucson & Pima Co. Single Family Mortgage
	Revenue Bonds
4,920,000	zero coupon, 12/01/14 ETM	Aaa/AAA/NR	4,601,676
	Total Mortgage Revenue Bonds		23,522,450

	Utility Revenue Bonds (9.6%)
	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,719,315
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,033,715
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,401,548
	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA/AAA	687,596
1,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	1,539,570
	Maricopa Co. Pollution Control (Arizona Public
	Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB-/BBB	431,212
	Navajo Co. Pollution Control (Arizona Public
	Service) Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB-/NR	1,063,980
	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
275,000	6.100%, 09/01/25	Baa3/BBB-/BB+	275,943
	Puerto Rico Electric Power Authority, Series TT
1,500,000	5.000%, 07/01/32	A3/BBB+/BBB+	1,376,055

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility Revenue Bonds (continued)
	Salt River Project Agricultural Improvement and
	Power Revenue Bonds
$660,000	5.250%, 01/01/15	Aa1/AA/NR	$683,661
340,000	5.250%, 01/01/15 (pre-refunded)	Aa1/NR/NR	359,506
1,320,000	5.250%, 01/01/18	Aa1/AA/NR	1,364,035
3,300,000	5.250%, 01/01/19	Aa1/AA/NR	3,405,171
1,700,000	5.250%, 01/01/19 (pre-refunded)	Aa1/NR/NR	1,797,529
780,000	5.000%, 01/01/23	Aa1/AA/NR	799,243
400,000	5.000%, 01/01/23 (pre-refunded)	Aa1/NR/NR	421,960
1,350,000	5.000%, 01/01/25	Aa1/AA/NR	1,390,676
515,000	5.000%, 01/01/31	Aa1/AA/NR	517,704
365,000	5.000%, 01/01/31	Aa1/AA/NR	366,916
110,000	5.000%, 01/01/31 (pre-refunded)	Aa1/NR/NR	115,983
3,350,000	5.000%, 01/01/37	Aa1/AA/NR	3,325,880
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/A/NR	2,777,040
	Total Utility Revenue Bonds		29,854,238
	Total Revenue Bonds		247,722,210
	Total Investments (cost $306,029,842 – note 4)	100.1%	309,995,603
	Other assets less liabilities	(0.1)	(294,882)
	Net Assets	100.0%	$309,700,721

*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

**	Illiquid security: Considered illiquid because of restrictions as to sale. The securities represent 0.3% of net assets.

Percent of
Portfolio Distribution By Quality Rating	of Investment1
Aaa of Moody’s or AAA of S&P	12.5%
Pre-refunded bonds2/ETM Bonds	15.0
Aa of Moody’s or AA of S&P or Fitch	40.3
A of Moody’s or S&P or Fitch	23.1
Baa of Moody’s or BBB of S&P or Fitch	6.7
Not Rated*	2.4
100.0%

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

1	Where applicable, calculated using the highest rating of the three rating services.

2	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
XCLA - XL Capital Assurance

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010 (unaudited)

ASSETS
Investments at value (cost $306,029,842)	$309,995,603
Interest receivable	5,799,290
Receivable for investment securities sold	888,750
Receivable for Trust shares sold	8,000
Other assets	17,189
Total assets	316,708,832
LIABILITIES
Cash overdraft	1,549,604
Payable for investment securities purchased	3,342,657
Dividends payable	1,312,750
Payable for Trust shares redeemed	605,733
Management fee payable	106,943
Distribution and service fees payable	3,242
Accrued expenses	87,182
Total liabilities	7,008,111
NET ASSETS	$309,700,721

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$303,871
Additional paid-in capital	306,428,797
Net unrealized appreciation on investments (note 4)	3,965,761
Accumulated net realized loss on investments	(1,351,404)
Undistributed net investment income	353,696
	$309,700,721

CLASS A
Net Assets	$282,645,556
Capital shares outstanding	27,734,300
Net asset value and redemption price per share	$10.19
Maximum offering price per share (100/96 of $10.19 adjusted to nearest cent)	$10.61

CLASS C
Net Assets	$16,743,869
Capital shares outstanding	1,643,044
Net asset value and offering price per share	$10.19
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.19	*

CLASS Y
Net Assets	$10,311,296
Capital shares outstanding	1,009,781
Net asset value, offering and redemption price per share	$10.21

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2010 (unaudited)

Investment Income:

Interest income		$7,766,435

Expenses:

Management fee (note 3)	$658,875
Distribution and service fees (note 3)	307,298
Transfer and shareholder servicing agent fees	75,804
Trustees’ fees and expenses (note 8)	60,810
Legal fees (note 3)	39,613
Shareholders’ reports and proxy statements	27,454
Custodian fees (note 6)	17,732
Registration fees and dues	15,499
Auditing and tax fees	12,905
Insurance	8,289
Chief compliance officer (note 3)	2,271
Miscellaneous	23,617
Total expenses	1,250,167

Expenses paid indirectly (note 6)	(212)
Net expenses		1,249,955
Net investment income		6,516,480

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	756,149
Change in unrealized appreciation on investments	(10,423,592)

Net realized and unrealized gain (loss) on investments		(9,667,443)
Net change in net assets resulting from operations		$(3,150,963)

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2010	Year Ended
	(unaudited)	June 30, 2010
OPERATIONS:
Net investment income	$6,516,480	$12,975,043
Net realized gain (loss) from securities transactions	756,149	310,179
Change in unrealized appreciation on investments	(10,423,592)	10,552,747
Change in net assets resulting from operations	(3,150,963)	23,837,969

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(5,914,406)	(12,062,278)
Net realized gain on investments	–	(85,409)

Class C Shares:
Net investment income	(253,032)	(364,132)
Net realized gain on investments	–	(3,432)

Class Y Shares:
Net investment income	(264,578)	(499,884)
Net realized gain on investments	–	(3,513)
Change in net assets from distributions	(6,432,016)	(13,018,648)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	16,584,257	40,502,688
Reinvested dividends and distributions	2,925,453	7,249,076
Cost of shares redeemed	(22,300,116)	(42,073,334)
Change in net assets from capital share transactions	(2,790,406)	5,678,430

Change in net assets	(12,373,385)	16,497,751

NET ASSETS:
Beginning of period	322,074,106	305,576,355

End of period*	$309,700,721	$322,074,106

*Includes undistributed net investment income of:	$353,696	$269,232

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2010 (unaudited)

1. Organization

     Tax-Free Trust of Arizona (the “Trust”), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	309,995,603
Level 3 – Significant Unobservable Inputs	—
Total	$309,995,603

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Trust’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).

The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure became effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal year ends beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended December 31, 2010, distribution fees on Class A Shares amounted to $225,074, of which the Distributor retained $13,644.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2010, amounted to $61,668. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2010, amounted to $20,556. The total of these payments with respect to Class C Shares amounted to $82,224, of which the Distributor retained $11,659.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2010, total commissions on sales of Class A Shares amounted to $224,089, of which the Distributor received $42,548.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

c) Other Related Party Transactions

     For the six months ended December 31, 2010, the Trust incurred $39,591 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The Secretary of the Trust is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2010, purchases of securities and proceeds from the sales of securities aggregated $23,059,113 and $24,775,228, respectively.

     At December 31, 2010, the aggregate tax cost for all securities was $305,705,445. At December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $10,986,899 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $6,696,741 for a net unrealized appreciation of $4,290,158.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2010, the Trust had 2.2% of its net assets invested in four such municipal issues.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended December 31, 2010		Year Ended
	(unaudited)		June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	975,689	$10,328,154	2,737,373	$28,497,668
Reinvested distributions	252,784	2,689,553	646,759	6,748,056
Cost of shares redeemed	(1,626,580)	(17,049,186)	(3,700,200)	(38,576,395)
Net change	(398,107)	(4,031,479)	(316,068)	(3,330,671)
Class C Shares:
Proceeds from shares sold	427,881	4,552,438	867,828	9,031,777
Reinvested distributions	12,131	129,007	20,531	214,477
Cost of shares redeemed	(126,011)	(1,331,330)	(257,996)	(2,691,607)
Net change	314,001	3,350,115	630,363	6,554,647
Class Y Shares:
Proceeds from shares sold	160,091	1,703,665	284,314	2,973,243
Reinvested distributions	10,021	106,893	27,377	286,543
Cost of shares redeemed	(373,299)	(3,919,600)	(76,730)	(805,332)
Net change	(203,187)	(2,109,042)	234,961	2,454,454
Total transactions in Trust
shares	(287,293)	$(2,790,406)	549,256	$5,678,430

8. Trustees’ Fees and Expenses

     At December 31, 2010 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2010 was $47,727. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended December 31, 2010, such meeting-related expenses amounted to $13,083.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2010, the Trust decreased undistributed net income by $101,007, increased accumulated net realized loss on investments by $70,364 and increased additional paid-in capital by $171,371 due to book/tax differences. At June 30, 2010 the Trust had a capital loss carryover of $2,107,552 which expires in 2018. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions:

	Year Ended June 30,
	2010	2009
Net tax-exempt income	$12,749,290	$12,883,007
Ordinary income	177,004	–
Long-term capital gain	92,354	–
	$13,018,648	$12,883,007

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$222,536
Undistributed taxable income	–
Accumulated net realized loss on investments	(2,107,552)
Unrealized appreciation	14,658,589
Other temporary differences	(222,536)
$12,551,037

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied on for payment.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended
	12/31/10		Year Ended June 30,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.50		$10.14	$10.19	$10.40	$10.45	$10.92
Income from investment operations:
Net investment income	0.21	(1)	0.43 (1)	0.43 (1)	0.43 (1)	0.43 (2)	0.42 (2)
Net gain (loss) on securities (both realized and unrealized)	(0.30)		0.36	(0.05)	(0.17)	–	(0.40)
Total from investment operations	(0.09)		0.79	0.38	0.26	0.43	0.02
Less distributions (note 10):
Dividends from net investment income	(0.22)		(0.43)	(0.43)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	–		– (3)	–	(0.04)	(0.05)	(0.07)
Total distributions	(0.22)		(0.43)	(0.43)	(0.47)	(0.48)	(0.49)
Net asset value, end of period	$10.19		$10.50	$10.14	$10.19	$10.40	$10.45
Total return (not reflecting sales charge)	(1.00	)%(4)	7.87%	3.86%	2.52%	4.11%	0.22%
Ratios/supplemental data
Net assets, end of period (in millions)	$283		$295	$289	$301	$318	$355
Ratio of expenses to average net assets	0.72	%(5)	0.74%	0.75%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	3.99	%(5)	4.08%	4.26%	4.13%	4.00%	3.96%
Portfolio turnover rate	7.19	%(4)	14.22%	18.55%	17.72%	13.63%	19.34%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.72	%(5)	0.74%	0.74%	0.74%	0.74%	0.75%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Amount represents less than $0.01.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months Ended		Year Ended June 30,										Six Months Ended		Year Ended June 30,
	12/31/10												12/31/10
	(unaudited)		2010		2009		2008		2007		2006		(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.50		$10.14		$10.19		$10.40		$10.45		$10.92		$10.52		$10.16	$10.21	$10.42	$10.48	$10.95
Income from investment operations
Net investment income	0.17	(1)	0.33	(1)	0.34	(1)	0.34	(1)	0.34	(2)	0.33	(2)	0.22	(1)	0.44 (1)	0.44 (1)	0.44 (1)	0.44 (2)	0.44 (2)
Net gain (loss) on securities (both realized
and unrealized)	(0.31)		0.37		(0.05)		(0.17)		–		(0.40)		(0.31)		0.36	(0.05)	(0.17)	(0.01)	(0.40)
Total from investment operations	(0.14)		0.70		0.29		0.17		0.34		(0.07)		(0.09)		0.80	0.39	0.27	0.43	0.04
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.34)		(0.34)		(0.34)		(0.34)		(0.33)		(0.22)		(0.44)	(0.44)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–		–	(3)	–		(0.04)		(0.05)		(0.07)		–		– (3)	–	(0.04)	(0.05)	(0.07)
Total distributions	(0.17)		(0.34)		(0.34)		(0.38)		(0.39)		(0.40)		(0.22)		(0.44)	(0.44)	(0.48)	(0.49)	(0.51)
Net asset value, end of period	$10.19		$10.50		$10.14		$10.19		$10.40		$10.45		$10.21		$10.52	$10.16	$10.21	$10.42	$10.48
Total return	(1.43	)%(4)(5)	6.95	%(4)	2.98	%(4)	1.65	%(4)	3.23	%(4)	(0.63	)%(4)	(0.92	)%(4)(5)	8.02%	4.02%	2.68%	4.16%	0.38%
Ratios/supplemental data
Net assets, end of period (in millions)	$17		$14		$7.1		$6.2		$6.6		$6.8		$10		$13	$9.9	$7.4	$2.8	$2.1
Ratio of expenses to average net assets	1.57	%(6)	1.58%		1.60%		1.60%		1.60%		1.61%		0.58	%(6)	0.59%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets	3.13	%(6)	3.19%		3.38%		3.27%		3.15%		3.11%		4.16	%(6)	4.22%	4.39%	4.24%	4.14%	4.11%
Portfolio turnover rate	7.19	%(5)	14.22%		18.55%		17.72%		13.63%		19.34%		7.19	%(5)	14.22%	18.55%	17.72%	13.63%	19.34%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.57	%(6)	1.58%		1.59%		1.59%		1.59%		1.61%		0.58	%(6)	0.59%	0.59%	0.59%	0.59%	0.60%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Amount represents less than $0.01.
(4)	Not reflecting CDSC.
(5)	Not annualized.
(6)	Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2010 and held for the six months ended December 31, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(1.00)%	$1,000.00	$990.00	$3.61
Class C	(1.43)%	$1,000.00	$985.70	$7.86
Class Y	(0.92)%	$1,000.00	$990.80	$2.91

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.58	$3.67
Class C	5.00%	$1,000.00	$1,017.29	$7.98
Class Y	5.00%	$1,000.00	$1,022.28	$2.96

(1)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calender quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the “Trust”) was held on November 4, 2010. The holders of shares representing 82% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.
	Dollar Amount of Votes:
Trustee	For	Withheld
Tucker Hart Adams	$270,481,048	$2,456,576
Ernest Calderón	$269,586,498	$3,351,115
Thomas A. Christopher	$271,589,146	$1,348,478
Gary C. Cornia	$271,506,558	$1,431,055
Grady Gammage, Jr.	$271,368,278	$1,569,336
Diana P. Herrmann	$269,519,973	$3,417,640
Lyle W. Hillyard	$270,503,923	$2,433,690
John C. Lucking	$270,757,089	$2,180,525
Anne J. Mills	$270,417,547	$2,520,066

2. To act on the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

Dollar Amount of Votes:
For	Against	Abstain
$267,605,229	$747,825	$4,584,560

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Renewal until October 31, 2011 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Trust and the Manager was approved by the Board of Trustees and the independent Trustees in September, 2010. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	A copy of the agreement to be renewed;

•	A term sheet describing the material terms of the agreement;

•	The Annual Report of the Trust for the year ended June 30, 2010;

•
A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees’ review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

•	Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

     The Trustees reviewed materials relevant to, and considered, the following factors:

The nature, extent, and quality of the services provided by the Manager.

     The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities for credit analysis of the Trust’s portfolio securities. Mr. Curtis, based in Phoenix, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust’s portfolio, with which to assess the Trust as an investment vehicle for residents of Arizona in light of prevailing interest rates and local economic conditions.

     The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Trust. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

     The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Trust and the Manager.

     The Board reviewed each aspect of the Trust’s performance and compared its performance with that of its local competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and benchmark index. It was noted that the materials provided by the Manager indicated that the Trust’s performance was comparable to that of the in-state Arizona funds and index, while it outperformed that of its Morningstar peer group. Additionally, the Trustees noted that the Trust’s net asset value generally fluctuated modestly compared to the local competitors. The Board considered these results to be consistent with the purposes of the Trust.

     The Board concluded that the performance of the Trust was competitive, in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Trust.

     The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for its Morningstar peer group, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Trust.

     The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by its Morningstar peer group and by the Trust’s local competitors.

     The Board further concluded that profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     Data provided to the Trustees showed that the Trust’s asset size had increased in the recent year after several years of general decline. The Trustees also noted that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliates from the relationship with the Trust.

     The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Officers
Diana P. Herrmann, President
Todd W. Curtis, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
President and Trustee March 7, 2011

By:	/s/ Joseph P. DiMaggio
March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 7, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 7, 2011

TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.